Newbuildings - Newbuildings Impairment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Carrying Value Of New Buildings [Roll Forward]
Carrying Value			$ 2.8	$ 3.5
Letter of intent
Carrying Value Of New Buildings [Roll Forward]
Three newbuildings considered in the LOI carrying value		$ 132.0
Estimated cost to complete and respective onerous provision, net		312.4
Total		444.4
Newbuildings | Letter of intent
Carrying Value Of New Buildings [Roll Forward]
Potential sale price	$ 320.0	320.0
Impairment charge	$ (124.4)	(124.4)
Carrying Value		$ 7.6